Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

10. Goodwill

The following is a summary of goodwill by reportable segment as of and for the three and nine months ended September 30, 2025:

	Banzai Operating Co.	Vidello	OpenReel	Consolidated
Goodwill - December 31, 2024	$2,171,526	$-	$16,800,949	$18,972,475
Additions to goodwill (Note 4)	-	3,019,246	-	3,019,246
Goodwill - September 30, 2025	$2,171,526	$3,019,246	$16,800,949	$21,991,721

We identify our reporting units in accordance with the FASB ASC Subtopic 280 Segment Reporting. The carrying value and fair value for intangible assets and goodwill for a reporting unit are calculated based on key assumptions and valuation methodologies. The discounted cash flow methodology is a widely accepted valuation technique utilized by market participants in the transaction evaluation process and has been applied consistently. We also consider our market capitalization, as compared to the aggregate fair values of our reporting units, to assess the reasonableness of our estimates pursuant to the discounted cash flow methodology. Management further supports its conclusions by assessing a combination of an income valuation methodology, comprising a discounted cash flow analysis and market valuation methodologies, comprising the guideline public company and guideline transaction methods. The estimates and assumptions made in assessing the fair value of our reporting units and the valuation of the underlying assets and liabilities are inherently subject to significant uncertainties related to future sales, gross margins, and advertising and marketing expenses, which can be impacted by increases in competition, changing consumer preferences, technology development expenses, technical advances, and inflation. The discount rate assumption may be influenced by such factors as changes in interest rates and rates of inflation, which can have an impact on the determination of fair value. If these assumptions are adversely affected, we may be required to record additional impairment charges in the future.

At September 30, 2025, as the Company has three operating segments which were deemed to be its reporting units, goodwill is allocated to each reporting unit and the carrying value of each reporting unit is determined based on the present value of the reporting unit’s specific discounted cash flows for purposes of evaluating goodwill impairment. As of December 31, 2024, the date of the last goodwill impairment analysis, the Banzai Operating Co. reporting unit had a negative carrying value, and no impairment to goodwill was identified as of December 31, 2024. As of December 31, 2024, the OpenReel reporting unit had a carrying value that exceeded the fair value of the reporting unit. As such an impairment to goodwill $2.7 million was identified as of December 31, 2024.

11. Goodwill

The following is a summary of goodwill by reportable segment as of and for the years ended December 31, 2024 and 2023:

	Banzai Operating Co.	OpenReel	Consolidated
Goodwill - December 31, 2023	$2,171,526	$—	$2,171,526
Additions to goodwill (Note 5)	—	19,526,409	19,526,409
Accumulated impairment losses	—	—	—
Impairment	—	(2,725,460)	(2,725,460)
Goodwill - December 31, 2024	$2,171,526	$16,800,949	$18,972,475

We identify our reporting units in accordance with the FASB ASC Subtopic 280. The carrying value and fair value for intangible assets and goodwill for a reporting unit are calculated based on key assumptions and valuation methodologies. The discounted cash flow methodology is a widely accepted valuation technique utilized by market participants in the transaction evaluation process and has been applied consistently. We also considered our market capitalization at December 31, 2024 and December 31, 2023, as compared to the aggregate fair values of our reporting units, to assess the reasonableness of our estimates pursuant to the discounted cash flow methodology. Management further supports its conclusions by assessing a combination of an income valuation methodology, comprising a discounted cash flow analysis and market valuation methodologies, comprising the guideline public company and guideline transaction methods. The estimates and assumptions made in assessing the fair value of our reporting units and the valuation of the underlying assets and liabilities are inherently subject to significant uncertainties related to future sales, gross margins, and advertising and marketing expenses, which can be impacted by increases in competition, changing consumer preferences, technology development expenses, technical advances, and inflation. The discount rate assumption may be influenced by such factors as changes in interest rates and rates of inflation, which can have an impact on the determination of fair value. If these assumptions are adversely affected, we may be required to record additional impairment charges in the future.

At December 31, 2023, the Company had one operating segment which was deemed to be its only reporting unit, and as such goodwill was allocated to that one reporting unit and the carrying value was determined based on the equity of the entire company for purposes of evaluating goodwill impairment. As of December 31, 2023, the reporting unit had a negative carrying value. No impairment of goodwill was identified as of December 31, 2023.

At December 31, 2024, as the Company has two operating segments which were deemed to be its reporting units, goodwill is allocated to each reporting unit and the carrying value of each reporting unit is determined based on the present value of the reporting unit’s specific discounted cash flows for purposes of evaluating goodwill impairment. As of December 31, 2024, the date of the last goodwill impairment analysis, the Banzai Operating Co. reporting unit had a negative carrying value, and no impairment to goodwill was identified as of December 31, 2024. As of December 31, 2024, the OpenReel reporting unit had a carrying value that exceeded the fair value of the reporting unit. As such an impairment to goodwill $2.7 million was identified as of December 31, 2024.